Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
16	LEASES
This note provides lease information about the Group as a lessee.

(a)	Right-of-use assets

	Telecommunications Towers and related assets	Buildings and premises	Others	Total
	Million	Million	Million	Million
Cost:
As of January 1, 2019	75,169	35,790	3,545	114,504
Additions	5,696	9,135	1,139	15,970
Early termination and modification of lease contracts	(1,890)	(1,620)	(567)	(4,077)
Exchange gains and losses	—	22	—	22

As of December 31, 2019	78,975	43,327	4,117	126,419

Accumulated amortization and impairment:
As of January 1, 2019	15,299	12,409	2,507	30,215
Charge for the year	14,738	7,675	338	22,751
Early termination of lease contracts	(276)	(435)	(151)	(862)
Exchange gains and losses	—	7	—	7

As of December 31, 2019	29,761	19,656	2,694	52,111

Net book value:
As of December 31, 2019	49,214	23,671	1,423	74,308

As of January 1, 2019	59,870	23,381	1,038	84,289

(b)	Amounts recognized in the consolidated statement of comprehensive income
For the year ended December 31, 2019, the depreciation charge of right-of-use
assets recognized in the consolidated statement of comprehensive income amounted to RMB22,751 million. Other than the depreciation charge of right-of-use
assets, the amounts recognized in the consolidated statement of comprehensive income in relation to interest expense of lease liabilities, and expenses related to short-term lease, low-value
lease which is not recorded as short-term lease and variable lease payment are disclosed in Note 5 and Note 10, respectively.